                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                   VINTAGE II
                                    VINTAGE 3
                                 VINTAGE ACCESS
                                  VINTAGE XTRA
                             PORTFOLIO ARCHITECT II
                              PORTFOLIO ARCHITECT L
                            PORTFOLIO ARCHITECT XTRA
                              PORTFOLIO ARCHITECT 3
                            PORTFOLIO ARCHITECT PLUS

                         SUPPLEMENT DATED APRIL 30, 2012
                                       TO
                   PROSPECTUS SUPPLEMENT DATED APRIL 30, 2012

This supplement revises Underlying Fund expense information in the supplement dated April 30, 2012 to the last full prospectus for the above-referenced variable annuity contracts issued by MetLife Insurance Company of Connecticut ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at P.O. Box 10366, Des Moines, IA 50306-0366 or call us at 800-842-9325 to request a free copy.

Replace the information for the Underlying Funds in the table below with the following information:

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                DISTRIBUTION                 ACQUIRED                  CONTRACTUAL FEE   NET TOTAL
                                   AND/OR                   FUND FEES   TOTAL ANNUAL    WAIVER AND/OR     ANNUAL
  UNDERLYING       MANAGEMENT   SERVICE(12b-1)    OTHER        AND       OPERATING        EXPENSE        OPERATING
    FUND              FEE           FEES         EXPENSES    EXPENSES     EXPENSES      REIMBURSEMENT    EXPENSES
----------------   ----------   --------------   --------   ---------   ------------   ---------------   ---------
MET INVESTORS
   SERIES TRUST
   BlackRock
    Large Cap
    Core             0.59%           0.15%         0.05%       0.01%       0.80%           0.01%          0.79%
    Portfolio --
    Class E
   Dreman
    Small Cap
    Value            0.78%            --           0.07%       0.07%        0.92%          0.00%           0.92%
    Portfolio --
    Class A

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Portfolios have agreed to waive fees and/or pay expenses of the Portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Portfolio, but the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expense shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The portfolios provided the information on their expenses, and we have not independently verified the information.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

P.O. Box 10366                                   Telephone:800-842-9325
Des Moines, IA 50306-0366

                 PORTFOLIO ARCHITECT L VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                         SUPPLEMENT DATED APRIL 30, 2012
                       TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect L Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      MetLife Aggressive Strategy
  American Funds Global Growth Fund                   Portfolio -- Class B
  American Funds Growth Fund                       MFS(R) Emerging Markets Equity
  American Funds Growth-Income Fund                   Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE                     PIMCO Inflation Protected Bond
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class A
  Contrafund(R) Portfolio                          PIMCO Total Return Portfolio -- Class B
  Mid Cap Portfolio                                Pioneer Fund Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Pioneer Strategic Income Portfolio -- Class
  TRUST -- CLASS 2                                    A
  Templeton Foreign Securities Fund                RCM Technology Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          T. Rowe Price Large Cap Value
  Legg Mason ClearBridge Variable Aggressive          Portfolio -- Class B
     Growth Portfolio -- Class I                   Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable                     Portfolio -- Class B
     Appreciation Portfolio -- Class I             Van Kampen Comstock Portfolio -- Class B
  Legg Mason ClearBridge Variable Fundamental    METROPOLITAN SERIES FUND
     All Cap                                       BlackRock Aggressive Growth
  Value Portfolio -- Class I                          Portfolio -- Class D
  Legg Mason ClearBridge Variable Large Cap        BlackRock Bond Income Portfolio -- Class A
     Growth Portfolio -- Class I                   BlackRock Diversified Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        BlackRock Legacy Large Cap Growth
     Value Portfolio -- Class I                       Portfolio -- Class A
  Legg Mason ClearBridge Variable Small Cap        BlackRock Money Market Portfolio -- Class A
     Growth Portfolio -- Class I                   Davis Venture Value Portfolio -- Class A
  Legg Mason Investment Counsel Variable           FI Value Leaders Portfolio -- Class D
     Social                                        MetLife Conservative Allocation
  Awareness Portfolio                                 Portfolio -- Class B
MET INVESTORS SERIES TRUST                         MetLife Conservative to Moderate Allocation
  BlackRock High Yield Portfolio -- Class A           Portfolio -- Class B
  BlackRock Large Cap Core Portfolio -- Class      MetLife Moderate Allocation
     E                                                Portfolio -- Class B
  Clarion Global Real Estate                       MetLife Moderate to Aggressive Allocation
     Portfolio -- Class A                             Portfolio -- Class B
  Dreman Small Cap Value Portfolio -- Class A      MetLife Stock Index Portfolio -- Class B
  Harris Oakmark International                     MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class A                          MFS(R) Value Portfolio -- Class A
  Invesco Small Cap Growth Portfolio -- Class      Oppenheimer Global Equity
     A                                                Portfolio -- Class B
  Janus Forty Portfolio -- Class A                 T. Rowe Price Small Cap Growth
  Lazard Mid Cap Portfolio -- Class B                 Portfolio -- Class B
  Lord Abbett Bond Debenture                       Western Asset Management U.S. Government
     Portfolio -- Class A                             Portfolio -- Class A
  Lord Abbett Mid Cap Value
     Portfolio -- Class B


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2012. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE........................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
         3 years               4 years               3%
        4+ years                                     0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
         3 years               4 years               3%
        4+ years                                     0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.60% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of

1.00% upon reset) for GMWB II and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                             DEFERRED ANNUAL
                                                              STEP UP DEATH     ANNUAL STEP
                                                                 BENEFIT          UP DEATH     ROLL-UP DEATH
                                                                'STANDARD'        BENEFIT         BENEFIT
                                                             ---------------    -----------    -------------
Mortality and Expense Risk Charge........................         1.60%(5)         1.70%(5)        1.90%(5)
Administrative Expense Charge............................         0.15%            0.15%           0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED......................................         1.75%            1.85%           2.05%
Optional E.S.P. Charge...................................         0.20%            0.20%           0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED...............................................         1.95%            2.05%           2.25%
Optional GMAB Charge.....................................         0.50%            0.50%           0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED...............................................         2.25%            2.35%           2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMAB SELECTED(6).......................................         2.45%            2.55%           2.75%
Optional GMWB I Charge (maximum upon reset)..............         1.00%(7)         1.00%(7)        1.00%(7)
Optional GMWB II Charge (maximum upon reset).............         1.00%(7)         1.00%(7)        1.00%(7)
Optional GMWB III Charge.................................         0.25%            0.25%           0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED...............................................         2.75%            2.85%           3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED...............................................         2.75%            2.85%           3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED...............................................         2.00%            2.10%           2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED........................................         2.95%            3.05%           3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED.......................................         2.95%            3.05%           3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED......................................         2.20%            2.30%           2.50%


(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the
      T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the RCM Technology Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.
(6)   GMAB and GMWB cannot both be elected.
(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.35%      1.34%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R)  -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.02%            --            0.80%           --          0.80%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.01%            --            0.53%           --          0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS  -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.09%            --            0.90%           --          0.90%
  Dynamic Capital Appreciation
     Portfolio++.................     0.56%        0.25%       0.30%            --            1.11%           --          1.11%
  Mid Cap Portfolio..............     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  -- CLASS 2
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.01%           1.05%         0.00%         1.05%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%         0.00%         0.80%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.05%            --            0.76%         0.00%         0.76%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I........     0.75%          --        0.06%            --            0.81%         0.00%         0.81%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.11%            --            0.86%         0.00%         0.86%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio
     -- Class I..................     0.65%          --        0.08%            --            0.73%         0.00%         0.73%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.14%            --            0.89%         0.00%         0.89%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio...................     0.70%          --        0.25%            --            0.95%         0.00%         0.95%
MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio
     -- Class A..................     0.60%          --        0.05%            --            0.65%           --          0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.05%            --            0.79%         0.01%         0.78%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.61%          --        0.06%            --            0.67%           --          0.67%
  Dreman Small Cap Value
     Portfolio  -- Class A.......     0.78%          --        0.07%            --            0.85%         0.00%         0.85%
  Harris Oakmark International
     Portfolio -- Class A........     0.77%          --        0.08%            --            0.85%         0.02%         0.83%
  Invesco Small Cap Growth
     Portfolio  -- Class A.......     0.85%          --        0.03%            --            0.88%         0.02%         0.86%
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.03%            --            0.66%         0.01%         0.65%
  Lazard Mid Cap
     Portfolio -- Class A++......     0.69%          --        0.06%            --            0.75%           --          0.75%
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.06%            --            1.00%           --          1.00%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.50%          --        0.04%            --            0.54%           --          0.54%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.67%        0.25%       0.06%            --            0.98%         0.02%         0.96%
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.01%          0.75%           1.10%         0.00%         1.10%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B........     0.92%        0.25%       0.17%            --            1.34%           --          1.34%
  MFS(R) Research International
     Portfolio -- Class B++......     0.68%        0.25%       0.09%            --            1.02%         0.06%         0.96%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.01%         0.68%
  Pioneer Strategic Income
     Portfolio  -- Class A.......     0.58%          --        0.06%            --            0.64%           --          0.64%
  RCM Technology
     Portfolio -- Class B........     0.88%        0.25%       0.07%            --            1.20%           --          1.20%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.03%            --            1.02%         0.01%         1.01%
  Van Kampen Comstock
     Portfolio -- Class B........     0.58%        0.25%       0.03%            --            0.86%         0.01%         0.85%
METROPOLITAN SERIES FUND
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio  -- Class A.......     0.34%          --        0.03%            --            0.37%         0.01%         0.36%
  BlackRock Diversified
     Portfolio -- Class A........     0.46%          --        0.05%            --            0.51%           --          0.51%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.01%         0.72%
  BlackRock Money Market
     Portfolio  -- Class A.......     0.33%          --        0.02%            --            0.35%         0.01%         0.34%
  Davis Venture Value Portfolio
     -- Class A..................     0.70%          --        0.03%            --            0.73%         0.05%         0.68%
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.07%            --            0.84%           --          0.84%
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.53%           0.89%         0.01%         0.88%
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.07%        0.25%       0.01%          0.58%           0.91%         0.00%         0.91%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.64%           0.95%         0.00%         0.95%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.69%           1.01%         0.00%         1.01%
  MetLife Stock Index Portfolio
     -- Class B..................     0.25%        0.25%       0.02%            --            0.52%         0.01%         0.51%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.05%            --            0.79%           --          0.79%
  MFS(R) Value Portfolio -- Class
     A...........................     0.70%          --        0.03%            --            0.73%         0.13%         0.60%
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.52%        0.25%       0.10%            --            0.87%           --          0.87%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B++......     0.60%        0.25%       0.04%            --            0.89%         0.01%         0.88%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.49%        0.25%       0.06%            --            0.80%           --          0.80%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.47%          --        0.02%            --            0.49%         0.01%         0.48%


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the Underlying Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and we have not independently verified the information.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other Underlying Funds. Because the Underlying Fund invests in other Underlying Funds, the Underlying Fund will bear its pro rata portion of the operating expenses of the Underlying Funds in which it invests, including the management fee. See the Underlying Fund prospectus for more information.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund   Seeks long-term growth of            Capital Research and Management
                                    capital.                             Company
American Funds Growth Fund          Seeks growth of capital.             Capital Research and Management
                                                                         Company
American Funds Growth-Income Fund   Seeks long-term growth of capital    Capital Research and Management
                                    and income.                          Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio             Seeks long-term capital              Fidelity Management & Research
                                    appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation        Seeks capital appreciation.          Fidelity Management & Research
  Portfolio++                                                            Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio                   Seeks long-term growth of            Fidelity Management & Research
                                    capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                      LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio -- Class I              consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth                  capital.                             LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value                   capital. Current income is a         LLC
  Portfolio -- Class I              secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth                  capital.                             LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason Investment Counsel       Seeks capital appreciation and       Legg Mason Partners Fund Advisor,
  Variable Social Awareness         retention of net investment          LLC
  Portfolio                         income.                              Subadviser: Legg Mason Investment
                                                                         Counsel, LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield                Seeks to maximize total return,      MetLife Advisers, LLC
  Portfolio -- Class A              consistent with income generation    Subadviser: BlackRock Financial
                                    and prudent investment               Management, Inc.
                                    management.
BlackRock Large Cap Core            Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class E                                                   Subadviser: BlackRock Advisors,
                                                                         LLC
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: CBRE Clarion
                                    securities, emphasizing both         Securities LLC
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, LLC
Harris Oakmark International        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A              appreciation.                        Subadviser: Harris Associates
                                                                         L.P.
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
Janus Forty Portfolio -- Class A    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  A++                               capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lord Abbett Bond Debenture          Seeks high current income and the    MetLife Advisers, LLC
  Portfolio -- Class A              opportunity for capital              Subadviser: Lord, Abbett & Co.
                                    appreciation to produce a high       LLC
                                    total return.
Lord Abbett Mid Cap Value           Seeks capital appreciation           MetLife Advisers, LLC
  Portfolio -- Class B              through investments, primarily in    Subadviser: Lord, Abbett & Co.
                                    equity securities, which are         LLC
                                    believed to be undervalued in the
                                    marketplace.
MetLife Aggressive Strategy         Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
PIMCO Inflation Protected Bond      Seeks maximum real return,           MetLife Advisers, LLC
  Portfolio -- Class A              consistent with preservation of      Subadviser: Pacific Investment
                                    capital and prudent investment       Management Company LLC
                                    management.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class A   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
RCM Technology Portfolio -- Class   Seeks capital appreciation; no       MetLife Advisers, LLC
  B                                 consideration is given to income.    Subadviser: RCM Capital
                                                                         Management LLC
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
Third Avenue Small Cap Value        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC
Van Kampen Comstock                 Seeks capital growth and income.     MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Invesco Advisers,
                                                                         Inc.
METROPOLITAN SERIES FUND
BlackRock Aggressive Growth         Seeks maximum capital                MetLife Advisers, LLC
  Portfolio -- Class D              appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class A              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Diversified               Seeks high total return while        MetLife Advisers, LLC
  Portfolio -- Class A              attempting to limit investment       Subadviser: BlackRock Advisors,
                                    risk and preserve capital.           LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Davis Venture Value                 Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Davis Selected
                                                                         Advisers, L.P.
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
MetLife Conservative Allocation     Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class B              income, with growth of capital as
                                    a secondary objective.
MetLife Conservative to Moderate    Seeks high total return in the       MetLife Advisers, LLC
  Allocation Portfolio -- Class B   form of income and growth of
                                    capital, with a greater emphasis
                                    on income.
MetLife Moderate Allocation         Seeks a balance between a high       MetLife Advisers, LLC
  Portfolio -- Class B              level of current income and
                                    growth of capital, with a greater
                                    emphasis on growth of capital.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
MetLife Moderate to Aggressive      Seeks growth of capital.             MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                 Seeks to track the performance of    MetLife Advisers, LLC
  Portfolio -- Class B              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Massachusetts
                                                                         Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B++            and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
T. Rowe Price Small Cap Growth      Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: T. Rowe Price
                                                                         Associates, Inc.
Western Asset Management U.S.       Seeks to maximize total return       MetLife Advisers, LLC
  Government Portfolio -- Class A   consistent with preservation of      Subadviser: Western Asset
                                    capital and maintenance of           Management Company
                                    liquidity.


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

The following information has been added to the "WITHDRAWAL CHARGE" section:

For participants of 403(b) arrangements, 401(a) plans, and 401(k) plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.

                                    TRANSFERS

--------------------------------------------------------------------------------

We have modified the following paragraphs in the "MARKET TIMING/EXCESSIVE TRADING" section:

The Underlying Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the market timing policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

The following information pertains to the Dollar Cost Averaging and Special Dollar Cost Averaging Programs available under your Contract:

Under the Dollar Cost Averaging (DCA) and Special DCA Programs, you may establish pre-authorized transfers of Contract Values from the Fixed Account to other funding options. The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. You may only have one DCA Program or Special DCA Program in place at one time.

You may start or stop participation in a DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program, or if we receive notification of your death, your participation in the Special DCA program will be terminated and all money remaining in your Special DCA account will be transferred to the available destination funding options in accordance with the percentages you have chosen for the Special DCA program, unless you instruct us otherwise.

If you make an additional Purchase Payment while a DCA or Special DCA program is in effect, we will not allocate the additional payment to the DCA or Special DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination funding options you selected under the DCA or Special DCA program. Any Purchase Payments received after the DCA or Special DCA program has ended will be allocated as described in "The Annuity Contract -- Purchase Payments."

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

The following information has been added to the "TERMINATION" section:

In addition, we will not terminate any Contract that includes a Guaranteed Minimum Withdrawal Benefit or a guaranteed death benefit if at the time the termination would otherwise occur the benefit base of the rider or the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2012, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $50,000 or 100% of pay for each participant in 2012.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to 'stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES AND
           METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.75%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/99)............................................  2006      0.876          0.855                --
                                                          2005      0.776          0.876             2,359
                                                          2004      0.729          0.776             2,370
                                                          2003      0.601          0.729             2,374
                                                          2002      0.885          0.601                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)...............................................  2011      1.545          1.383           121,783
                                                          2010      1.407          1.545           214,211
                                                          2009      1.006          1.407           252,891
                                                          2008      1.662          1.006           342,120
                                                          2007      1.472          1.662           459,329
                                                          2006      1.244          1.472           499,813
                                                          2005      1.110          1.244           452,099
                                                          2004      0.995          1.110           280,265
                                                          2003      0.749          0.995            44,490
                                                          2002      0.893          0.749            28,091

  American Funds Growth Subaccount (Class 2) (11/99)....  2011      1.154          1.086           341,935
                                                          2010      0.990          1.154           522,266
                                                          2009      0.722          0.990           654,443
                                                          2008      1.312          0.722           804,791
                                                          2007      1.189          1.312         1,051,335
                                                          2006      1.097          1.189         1,105,439
                                                          2005      0.961          1.097           967,515
                                                          2004      0.869          0.961           715,936
                                                          2003      0.647          0.869           283,205
                                                          2002      0.871          0.647           273,031

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)...............................................  2011      1.136          1.096           362,288
                                                          2010      1.037          1.136           549,449
                                                          2009      0.804          1.037           697,927
                                                          2008      1.317          0.804           875,143
                                                          2007      1.276          1.317         1,071,424
                                                          2006      1.127          1.276         1,146,120
                                                          2005      1.084          1.127         1,113,722
                                                          2004      0.999          1.084         1,064,059
                                                          2003      0.768          0.999           346,058
                                                          2002      0.957          0.768           234,659

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)......................  2006      1.302          1.287                --
                                                          2005      1.121          1.302            94,259
                                                          2004      0.954          1.121            66,716
                                                          2003      0.777          0.954            14,371
                                                          2002      1.000          0.777                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (3/02)..  2006      1.709          2.227                --
                                                          2005      1.623          1.709           169,958
                                                          2004      1.257          1.623            84,520
                                                          2003      0.954          1.257            21,110
                                                          2002      1.000          0.954                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (3/02)................................................  2008      1.215          1.162                --
                                                          2007      1.154          1.215            61,149
                                                          2006      1.009          1.154            84,673
                                                          2005      0.983          1.009            83,215
                                                          2004      0.953          0.983            73,390
                                                          2003      0.800          0.953             9,791
                                                          2002      1.000          0.800                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02)........................................  2008      0.987          0.932                --
                                                          2007      1.130          0.987           228,303
                                                          2006      1.108          1.130           245,828
                                                          2005      1.066          1.108           240,373
                                                          2004      0.974          1.066           183,507
                                                          2003      0.753          0.974                --
                                                          2002      1.000          0.753                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.305          1.419                --
                                                          2005      1.205          1.305            26,564
                                                          2004      1.074          1.205               692
                                                          2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.302          1.451                --
                                                          2005      1.203          1.302            10,580
                                                          2004      1.067          1.203             5,851
                                                          2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (3/02).............................................  2011      1.541          1.472            97,783
                                                          2010      1.341          1.541           221,594
                                                          2009      1.007          1.341           259,339
                                                          2008      1.789          1.007           294,834
                                                          2007      1.552          1.789           419,739
                                                          2006      1.418          1.552           429,800
                                                          2005      1.237          1.418           249,603
                                                          2004      1.093          1.237           185,381
                                                          2003      0.867          1.093                --
                                                          2002      1.000          0.867                --

  Fidelity VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)..............................  2011      1.309          1.251                --
                                                          2010      1.129          1.309                --
                                                          2009      0.846          1.129                --
                                                          2008      1.468          0.846                --
                                                          2007      1.400          1.468            27,620
                                                          2006      1.252          1.400            27,620
                                                          2005      1.055          1.252                --
                                                          2004      1.061          1.055                --
                                                          2003      0.864          1.061                --
                                                          2002      1.000          0.864                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02)................................................  2011      2.126          1.862            93,246
                                                          2010      1.683          2.126            97,485
                                                          2009      1.225          1.683           174,150
                                                          2008      2.065          1.225           205,270
                                                          2007      1.822          2.065           247,260
                                                          2006      1.650          1.822           239,450
                                                          2005      1.422          1.650           260,406
                                                          2004      1.161          1.422           182,894
                                                          2003      0.855          1.161            30,317
                                                          2002      1.000          0.855             4,541

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.246          1.450                --
                                                          2005      1.147          1.246           176,908
                                                          2004      1.036          1.147           111,131
                                                          2003      0.843          1.036                --
                                                          2002      1.000          0.843                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      3.531          3.211                --
                                                          2007      2.791          3.531            78,059
                                                          2006      2.217          2.791            90,305
                                                          2005      1.770          2.217            86,871
                                                          2004      1.444          1.770            14,266
                                                          2003      1.000          1.444             1,599

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/99)............................................  2011      1.333          1.171            69,679
                                                          2010      1.252          1.333            72,719
                                                          2009      0.929          1.252            95,747
                                                          2008      1.586          0.929            78,151
                                                          2007      1.398          1.586           209,692
                                                          2006      1.172          1.398           131,264
                                                          2005      1.082          1.172            79,049
                                                          2004      0.929          1.082            77,269
                                                          2003      0.715          0.929            77,269
                                                          2002      0.894          0.715            77,269

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (5/02).............................................  2006      1.251          1.497                --
                                                          2005      1.169          1.251           376,686
                                                          2004      1.026          1.169           251,177
                                                          2003      0.790          1.026            34,635
                                                          2002      1.000          0.790                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (5/04)..........................  2006      1.063          1.086                --
                                                          2005      1.067          1.063            34,026
                                                          2004      1.000          1.067            13,400

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02)................................................  2006      1.148          1.186                --
                                                          2005      1.085          1.148             2,461
                                                          2004      1.020          1.085             2,464
                                                          2003      0.913          1.020                --
                                                          2002      1.000          0.913                --

  Janus Aspen Global Life Sciences Subaccount (Service
  Shares) (3/02)........................................  2010      1.215          1.231                --
                                                          2009      0.984          1.215                --
                                                          2008      1.411          0.984                --
                                                          2007      1.180          1.411                --
                                                          2006      1.129          1.180                --
                                                          2005      1.023          1.129                --
                                                          2004      0.911          1.023                --
                                                          2003      0.735          0.911                --
                                                          2002      1.000          0.735                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02)........................................  2011      1.279          1.369                --
                                                          2010      1.047          1.279                --
                                                          2009      0.679          1.047                --
                                                          2008      1.233          0.679                --
                                                          2007      1.031          1.233             9,525
                                                          2006      0.973          1.031                --
                                                          2005      0.888          0.973                --
                                                          2004      0.898          0.888                --
                                                          2003      0.624          0.898                --
                                                          2002      1.000          0.624                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02)................................................  2008      1.193          1.124                --
                                                          2007      1.110          1.193            38,169
                                                          2006      0.958          1.110            38,894
                                                          2005      0.924          0.958            39,609
                                                          2004      0.899          0.924            26,988
                                                          2003      0.740          0.899            15,086
                                                          2002      1.000          0.740                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.538          1.723                --
                                                          2005      1.505          1.538            51,576
                                                          2004      1.333          1.505            37,399
                                                          2003      1.000          1.333             4,014

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)...........................  2011      0.959          0.966            76,455
                                                          2010      0.781          0.959           229,068
                                                          2009      0.591          0.781           261,827
                                                          2008      1.009          0.591           271,179
                                                          2007      1.047          1.009           325,483

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)......................................  2011      1.130          1.139           129,121
                                                          2010      1.021          1.130           134,169
                                                          2009      0.851          1.021           346,562
                                                          2008      1.224          0.851           346,083
                                                          2007      1.184          1.224           402,738

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2011      1.094          1.009           253,967
                                                          2010      0.955          1.094           307,800
                                                          2009      0.751          0.955           487,542
                                                          2008      1.206          0.751           508,259
                                                          2007      1.260          1.206           602,641

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)...........................  2011      0.998          0.974           187,471
                                                          2010      0.924          0.998           245,023
                                                          2009      0.661          0.924           253,987
                                                          2008      1.072          0.661           253,994
                                                          2007      1.072          1.072           341,659

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (11/99).....................................  2011      1.025          1.057           190,098
                                                          2010      0.953          1.025           305,358
                                                          2009      0.779          0.953           348,368
                                                          2008      1.231          0.779           359,088
                                                          2007      1.206          1.231           398,122
                                                          2006      1.038          1.206           254,576
                                                          2005      0.991          1.038           276,329
                                                          2004      0.914          0.991           260,914
                                                          2003      0.703          0.914           178,682
                                                          2002      0.929          0.703           180,225

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99)..........................  2011      1.229          1.225            27,970
                                                          2010      0.999          1.229            63,844
                                                          2009      0.712          0.999            74,674
                                                          2008      1.223          0.712           142,298
                                                          2007      1.131          1.223           156,957
                                                          2006      1.021          1.131           198,333
                                                          2005      0.990          1.021           171,939
                                                          2004      0.875          0.990           137,676
                                                          2003      0.598          0.875            87,445
                                                          2002      0.933          0.598            15,870

  LMPVET Equity Index Subaccount (Class II) (11/99).....  2009      0.694          0.675                --
                                                          2008      1.130          0.694           174,018
                                                          2007      1.096          1.130           239,256
                                                          2006      0.969          1.096           372,435
                                                          2005      0.946          0.969           368,565
                                                          2004      0.873          0.946           239,442
                                                          2003      0.695          0.873            46,366
                                                          2002      0.912          0.695                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04).....................................  2011      1.250          1.228                --
                                                          2010      1.134          1.250                --
                                                          2009      0.940          1.134                --
                                                          2008      1.278          0.940                --
                                                          2007      1.173          1.278            19,018
                                                          2006      1.109          1.173                --
                                                          2005      1.081          1.109                --
                                                          2004      1.000          1.081             3,000

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2011      0.975          0.963                --
                                                          2010      0.909          0.975            16,919
                                                          2009      0.788          0.909           104,296
                                                          2008      1.017          0.788           105,841
                                                          2007      1.021          1.017           114,039
                                                          2006      0.998          1.021           145,244
                                                          2005      0.992          0.998           145,004
                                                          2004      0.998          0.992           152,003
                                                          2003      1.000          0.998                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)...........  2007      1.194          1.252                --
                                                          2006      1.029          1.194           221,359
                                                          2005      1.006          1.029           236,352
                                                          2004      0.946          1.006           242,854
                                                          2003      0.692          0.946            97,374
                                                          2002      0.940          0.692            99,440

  LMPVPI Large Cap Growth Subaccount (Class I) (5/02)...  2007      1.186          1.235                --
                                                          2006      1.158          1.186            33,023
                                                          2005      1.120          1.158           102,401
                                                          2004      1.134          1.120            73,347
                                                          2003      0.799          1.134            19,756
                                                          2002      1.000          0.799                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02)................................................  2007      1.315          1.361                --
                                                          2006      1.205          1.315           112,039
                                                          2005      1.116          1.205           125,781
                                                          2004      1.041          1.116           112,114
                                                          2003      0.756          1.041                --
                                                          2002      1.000          0.756                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02)................................................  2007      1.223          1.277                --
                                                          2006      1.107          1.223             6,353
                                                          2005      1.087          1.107             6,345
                                                          2004      1.021          1.087             6,486
                                                          2003      0.798          1.021             1,109
                                                          2002      1.000          0.798                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.607          1.669                --
                                                          2006      1.394          1.607            70,265
                                                          2005      1.374          1.394            73,186
                                                          2004      1.242          1.374            51,610
                                                          2003      1.000          1.242             5,319

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.797          1.979                --
                                                          2006      1.629          1.797           182,534
                                                          2005      1.532          1.629           134,534
                                                          2004      1.257          1.532           107,707
                                                          2003      1.000          1.257             5,215

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)...........................  2006      1.098          1.132                --
                                                          2005      1.076          1.098            24,100
                                                          2004      1.000          1.076            14,156

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      1.428          1.375                --
                                                          2007      1.370          1.428           166,118
                                                          2006      1.440          1.370           183,905

  MIST BlackRock High Yield Subaccount (Class A) (4/06)
  *.....................................................  2011      1.753          1.768            29,708
                                                          2010      1.535          1.753            66,166
                                                          2009      1.060          1.535            76,153
                                                          2008      1.422          1.060           161,716
                                                          2007      1.408          1.422           201,057
                                                          2006      1.337          1.408           183,994

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.064          1.115                --
                                                          2006      1.006          1.064            21,629

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      0.889          0.875             1,412
                                                          2010      0.803          0.889             1,441
                                                          2009      0.686          0.803             1,411
                                                          2008      1.113          0.686             1,344
                                                          2007      1.106          1.113            14,107

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2011      0.889          0.828           143,394
                                                          2010      0.778          0.889           198,435
                                                          2009      0.586          0.778           242,161
                                                          2008      1.020          0.586           267,023
                                                          2007      1.219          1.020           286,058
                                                          2006      1.003          1.219           347,976

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2011      1.443          1.275             5,225
                                                          2010      1.229          1.443             5,251
                                                          2009      0.969          1.229             5,044
                                                          2008      1.318          0.969             6,290
                                                          2007      1.355          1.318             5,673
                                                          2006      1.272          1.355             5,990

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2011      1.639          1.385            11,775
                                                          2010      1.430          1.639            16,115
                                                          2009      0.936          1.430            24,315
                                                          2008      1.607          0.936            24,383
                                                          2007      1.649          1.607            38,651
                                                          2006      1.498          1.649            59,974

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2011      1.376          1.340             3,698
                                                          2010      1.107          1.376             3,977
                                                          2009      0.839          1.107             2,920
                                                          2008      1.391          0.839             3,002
                                                          2007      1.271          1.391             3,004
                                                          2006      1.282          1.271             2,995

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2011      1.465          1.334            46,341
                                                          2010      1.359          1.465            51,835
                                                          2009      0.966          1.359            66,770
                                                          2008      1.690          0.966            69,502
                                                          2007      1.318          1.690            87,981
                                                          2006      1.287          1.318           103,482

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.091          1.016               532
                                                          2010      0.904          1.091               601
                                                          2009      0.673          0.904                --
                                                          2008      1.066          0.673                --
                                                          2008      1.109          1.066                --
                                                          2007      1.253          1.109                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)......................................  2009      0.918          0.907                --
                                                          2008      1.249          0.918             8,035
                                                          2007      1.195          1.249           127,146
                                                          2006      1.132          1.195           138,370

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (4/06)................................................  2011      1.685          1.735             4,379
                                                          2010      1.515          1.685             4,380
                                                          2009      1.124          1.515           101,868
                                                          2008      1.402          1.124           117,743
                                                          2007      1.335          1.402           254,409
                                                          2006      1.275          1.335           234,741

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2011      0.977          0.924            80,042
                                                          2010      0.792          0.977           156,318
                                                          2009      0.637          0.792           178,539
                                                          2008      1.058          0.637           211,511
                                                          2007      1.071          1.058           248,076
                                                          2006      1.002          1.071                --

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.610          0.580                --
                                                          2008      1.083          0.610             6,194
                                                          2007      0.985          1.083            18,229
                                                          2006      0.998          0.985            21,117

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST MetLife Aggressive Strategy Subaccount (Class B)
  (5/11)................................................  2011      0.998          0.852                --

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2011      2.969          2.371            23,562
                                                          2010      2.443          2.969            21,675
                                                          2009      1.472          2.443            45,846
                                                          2008      3.216          1.472            58,815

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.310          1.150            16,745
                                                          2010      1.197          1.310            97,804
                                                          2009      0.926          1.197            97,804
                                                          2008      1.635          0.926            97,804
                                                          2007      1.558          1.635            97,804

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2011      1.362          1.493            63,431
                                                          2010      1.284          1.362            71,582
                                                          2009      1.104          1.284            77,695
                                                          2008      1.203          1.104           124,237
                                                          2007      1.137          1.203           267,525

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2011      1.644          1.666           235,949
                                                          2010      1.546          1.644           343,200
                                                          2009      1.389          1.546           517,755

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2011      1.489          1.397                (0)
                                                          2010      1.304          1.489                (0)
                                                          2009      1.071          1.304                (0)
                                                          2008      1.623          1.071             7,418
                                                          2007      1.573          1.623            11,229
                                                          2006      1.464          1.573            40,080

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.149          1.268                --
                                                          2006      1.093          1.149             3,492

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2011      1.541          1.569            16,878
                                                          2010      1.398          1.541            11,894
                                                          2009      1.069          1.398            41,377
                                                          2008      1.219          1.069            30,050
                                                          2007      1.163          1.219            57,114
                                                          2006      1.124          1.163            64,529

  MIST RCM Technology Subaccount (Class B) (5/11).......  2011      1.363          1.101                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (4/06) *...........................................  2011      0.921          0.869           106,421
                                                          2010      0.801          0.921            88,539
                                                          2009      0.689          0.801           100,706
                                                          2008      1.100          0.689           223,122
                                                          2007      1.077          1.100           330,560
                                                          2006      1.001          1.077           234,217

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2011      0.989          0.884           120,617
                                                          2010      0.839          0.989           179,664
                                                          2009      0.675          0.839           331,361
                                                          2008      0.979          0.675           322,476
                                                          2007      1.028          0.979           315,283
                                                          2006      1.003          1.028           150,826

  MIST Van Kampen Comstock Subaccount (Class B) (5/09)..  2011      1.132          1.096            34,346
                                                          2010      1.003          1.132            34,346
                                                          2009      0.804          1.003            43,923

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      0.907          0.863             2,888
                                                          2010      0.801          0.907             3,383
                                                          2009      0.546          0.801            13,581
                                                          2008      1.025          0.546            16,209
                                                          2007      0.866          1.025            42,023
                                                          2006      0.888          0.866           102,647

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)................................................  2011      1.313          1.375            65,320
                                                          2010      1.233          1.313           113,164
                                                          2009      1.146          1.233           157,474
                                                          2008      1.208          1.146           153,288
                                                          2007      1.157          1.208           371,471
                                                          2006      1.115          1.157           192,781

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09)................................................  2011      1.150          1.173             4,624
                                                          2010      1.067          1.150             5,649
                                                          2009      0.921          1.067             6,760

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      0.838          0.750            62,120
                                                          2010      0.712          0.838            62,890
                                                          2009      0.566          0.712            61,167

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2011      1.033          1.015           131,683
                                                          2010      1.051          1.033           113,858
                                                          2009      1.065          1.051           376,462
                                                          2008      1.054          1.065           663,482
                                                          2007      1.020          1.054           115,358
                                                          2006      0.999          1.020            52,647

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2011      1.019          0.961            31,394
                                                          2010      0.926          1.019            30,574
                                                          2009      0.714          0.926            35,804
                                                          2008      1.158          0.714            56,084

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.528          0.551                --
                                                          2008      0.974          0.528            60,885
                                                          2007      0.954          0.974           100,008
                                                          2006      0.942          0.954           173,985

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2011      1.004          0.925            18,355
                                                          2010      0.893          1.004            21,935
                                                          2009      0.747          0.893            39,068
                                                          2008      1.246          0.747            41,522
                                                          2007      1.218          1.246           145,266
                                                          2006      1.188          1.218           186,862

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2011      0.924          1.001                --
                                                          2010      0.813          0.924                --
                                                          2009      0.629          0.813                --
                                                          2008      1.075          0.629                --
                                                          2007      1.059          1.075                --
                                                          2006      1.002          1.059                --

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2011      1.164          1.181            16,044
                                                          2010      1.077          1.164                --
                                                          2009      0.909          1.077                --
                                                          2008      1.080          0.909                --
                                                          2007      1.042          1.080                --
                                                          2006      1.001          1.042                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.108          1.100             7,067
                                                          2010      1.011          1.108             7,094
                                                          2009      0.832          1.011             7,123
                                                          2008      1.079          0.832             7,155
                                                          2007      1.048          1.079           284,428
                                                          2006      1.002          1.048            92,679

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2011      1.047          1.015            92,327
                                                          2010      0.942          1.047             5,654
                                                          2009      0.757          0.942             5,686
                                                          2008      1.080          0.757            28,846
                                                          2007      1.053          1.080           166,845
                                                          2006      1.002          1.053           157,570

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2011      0.984          0.931            76,116
                                                          2010      0.873          0.984           130,572
                                                          2009      0.689          0.873           170,936
                                                          2008      1.080          0.689           170,973
                                                          2007      1.058          1.080           171,005
                                                          2006      1.002          1.058           171,005

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      0.965          0.964            81,917
                                                          2010      0.858          0.965            81,928
                                                          2009      0.698          0.858            81,940

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      1.243          1.249           134,166
                                                          2010      1.151          1.243           133,436
                                                          2009      0.990          1.151           202,747
                                                          2008      1.297          0.990           252,857
                                                          2007      1.267          1.297           556,949
                                                          2006      1.186          1.267           625,757

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2011      1.273          1.262            53,916
                                                          2010      1.163          1.273            65,840
                                                          2009      0.979          1.163           106,715
                                                          2008      1.477          0.979           106,710
                                                          2007      1.396          1.477            89,459
                                                          2006      1.265          1.396            87,894

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2011      1.002          0.902           192,243
                                                          2010      0.880          1.002           285,776
                                                          2009      0.640          0.880           314,554
                                                          2008      1.096          0.640           364,602
                                                          2007      1.050          1.096           510,471
                                                          2006      0.996          1.050           580,284

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.052          1.020                --
                                                          2010      0.917          1.052                --
                                                          2009      0.653          0.917             2,020
                                                          2008      1.145          0.653             2,031
                                                          2007      1.068          1.145             2,041
                                                          2006      0.998          1.068             2,049

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2011      1.105          1.102            55,516
                                                          2010      0.835          1.105            91,919
                                                          2009      0.613          0.835           106,405
                                                          2008      0.934          0.613           158,600

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)...........................  2007      1.153          1.196                --
                                                          2006      1.086          1.153            30,704

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *.........................  2011      1.154          1.199             7,958
                                                          2010      1.109          1.154             7,977
                                                          2009      1.080          1.109             7,998
                                                          2008      1.101          1.080             6,212
                                                          2007      1.072          1.101             9,733
                                                          2006      1.037          1.072            11,531

Money Market Portfolio
  Money Market Subaccount (3/02)........................  2006      0.991          0.999                --
                                                          2005      0.980          0.991            52,937
                                                          2004      0.987          0.980            54,444
                                                          2003      0.997          0.987                --
                                                          2002      1.000          0.997                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04)........................................  2006      1.113          1.333                --
                                                          2005      1.071          1.113            54,246
                                                          2004      1.000          1.071             2,000

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.111          1.132                --
                                                          2006      1.122          1.111           281,697
                                                          2005      1.119          1.122           344,182
                                                          2004      1.045          1.119           284,471
                                                          2003      1.000          1.045                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).........................................  2009      1.341          1.385                --
                                                          2008      1.303          1.341           498,785
                                                          2007      1.219          1.303           714,373
                                                          2006      1.195          1.219           834,763
                                                          2005      1.187          1.195           667,645
                                                          2004      1.151          1.187           543,076
                                                          2003      1.115          1.151           311,064
                                                          2002      1.041          1.115           172,708

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class IB)
  (5/01)................................................  2007      1.448          1.566                --
                                                          2006      1.153          1.448           153,053
                                                          2005      1.046          1.153           153,053
                                                          2004      0.916          1.046           140,081
                                                          2003      0.725          0.916            97,804
                                                          2002      0.897          0.725           102,304

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)................................................  2007      1.827          1.950                --
                                                          2006      1.585          1.827           116,911
                                                          2005      1.507          1.585           119,187
                                                          2004      1.215          1.507            58,592
                                                          2003      0.826          1.215            16,949
                                                          2002      1.029          0.826             3,058

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (5/01)..  2006      0.938          0.998                --
                                                          2005      0.877          0.938            26,656
                                                          2004      0.838          0.877            19,836
                                                          2003      0.660          0.838             7,409
                                                          2002      0.882          0.660             2,329

  Travelers Convertible Securities Subaccount (3/02)....  2006      1.197          1.275                --
                                                          2005      1.214          1.197           348,320
                                                          2004      1.162          1.214           506,571
                                                          2003      0.937          1.162               960
                                                          2002      1.000          0.937                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02)................................................  2006      1.319          1.440                --
                                                          2005      1.194          1.319           192,667
                                                          2004      1.043          1.194           149,237
                                                          2003      0.794          1.043                --
                                                          2002      1.000          0.794                --

  Travelers Equity Income Subaccount (11/99)............  2006      1.132          1.188                --
                                                          2005      1.102          1.132           240,681
                                                          2004      1.021          1.102           347,592
                                                          2003      0.792          1.021            32,029
                                                          2002      0.936          0.792            14,899

  Travelers Federated High Yield Subaccount (3/02)......  2006      1.304          1.337                --
                                                          2005      1.294          1.304           143,782
                                                          2004      1.193          1.294            91,887
                                                          2003      0.992          1.193                --
                                                          2002      1.000          0.992                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (3/02)...........  2006      1.104          1.142                --
                                                          2005      1.066          1.104             6,096
                                                          2004      0.982          1.066           136,774
                                                          2003      0.783          0.982                --
                                                          2002      1.000          0.783                --

  Travelers Large Cap Subaccount (11/99)................  2006      0.914          0.942                --
                                                          2005      0.856          0.914           110,093
                                                          2004      0.818          0.856            91,653
                                                          2003      0.668          0.818            29,629
                                                          2002      0.880          0.668                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05).....................................  2006      1.109          1.178                --
                                                          2005      1.000          1.109                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.020          1.023                --
                                                          2005      1.000          1.020                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05).....................................  2006      1.054          1.091                --
                                                          2005      1.000          1.054            24,396

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.087          1.133                --
                                                          2005      1.000          1.087           115,455

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)........................  2006      1.030          1.050                --
                                                          2005      1.000          1.030             6,911

  Travelers Mercury Large Cap Core Subaccount (11/99)...  2006      0.948          1.006                --
                                                          2005      0.861          0.948            25,238
                                                          2004      0.756          0.861             6,034
                                                          2003      0.635          0.756                --
                                                          2002      0.863          0.635                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02).....  2006      0.840          0.888                --
                                                          2005      0.829          0.840           104,129
                                                          2004      0.740          0.829            76,840
                                                          2003      0.549          0.740             1,104
                                                          2002      1.000          0.549                --

  Travelers MFS(R) Total Return Subaccount (11/99)......  2006      1.150          1.186                --
                                                          2005      1.137          1.150           679,511
                                                          2004      1.038          1.137           772,719
                                                          2003      0.906          1.038            35,558
                                                          2002      0.973          0.906            23,468

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.171          1.265                --
                                                          2005      1.120          1.171            62,455
                                                          2004      1.000          1.120            50,595

  Travelers Mondrian International Stock Subaccount
  (3/02)................................................  2006      1.305          1.498                --
                                                          2005      1.212          1.305            64,107
                                                          2004      1.066          1.212            37,016
                                                          2003      0.843          1.066                --
                                                          2002      1.000          0.843                --

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.381          1.464                --
                                                          2005      1.326          1.381            40,574
                                                          2004      1.214          1.326            34,509
                                                          2003      1.000          1.214                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05).....  2006      1.039          1.093                --
                                                          2005      1.000          1.039             3,410

  Travelers Pioneer Strategic Income Subaccount (5/04)..  2006      1.114          1.124                --
                                                          2005      1.093          1.114            41,709
                                                          2004      1.000          1.093             2,053

  Travelers Quality Bond Subaccount (3/02)..............  2006      1.126          1.115                --
                                                          2005      1.127          1.126           483,338
                                                          2004      1.110          1.127           456,867
                                                          2003      1.056          1.110            56,643
                                                          2002      1.000          1.056                --

  Travelers Strategic Equity Subaccount (11/99).........  2006      0.784          0.818                --
                                                          2005      0.782          0.784            39,104
                                                          2004      0.722          0.782            71,647
                                                          2003      0.554          0.722            53,375
                                                          2002      0.849          0.554            51,790

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.114          1.282                --
                                                          2005      1.000          1.114             2,967

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.110          1.272                --
                                                          2005      1.000          1.110             5,889

  Travelers U.S. Government Securities Subaccount
  (5/04)................................................  2006      1.076          1.037                --
                                                          2005      1.050          1.076            15,216
                                                          2004      1.000          1.050             6,241

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II) (3/02)..  2009      0.803          0.778                --
                                                          2008      1.272          0.803            61,533
                                                          2007      1.326          1.272            72,024
                                                          2006      1.162          1.326            97,545
                                                          2005      1.136          1.162           111,661
                                                          2004      0.985          1.136            66,980
                                                          2003      0.766          0.985                --
                                                          2002      1.000          0.766                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02)................................................  2009      0.627          0.642                --
                                                          2008      1.121          0.627                --
                                                          2007      1.014          1.121                --
                                                          2006      0.967          1.014                --
                                                          2005      0.912          0.967                --
                                                          2004      0.894          0.912                --
                                                          2003      0.724          0.894                --
                                                          2002      1.000          0.724                --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.75%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/99)............................................  2006      1.180          1.141               --
                                                          2005      1.056          1.180               --
                                                          2004      1.000          1.056               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)...............................................  2011      1.456          1.290               --
                                                          2010      1.339          1.456               --
                                                          2009      0.967          1.339               --
                                                          2008      1.614          0.967               --
                                                          2007      1.444          1.614               --
                                                          2006      1.233          1.444               --
                                                          2005      1.111          1.233               --
                                                          2004      1.000          1.111               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (11/99)....  2011      1.225          1.141               --
                                                          2010      1.061          1.225               --
                                                          2009      0.782          1.061               --
                                                          2008      1.435          0.782               --
                                                          2007      1.313          1.435               --
                                                          2006      1.225          1.313               --
                                                          2005      1.083          1.225               --
                                                          2004      1.000          1.083               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)...............................................  2011      1.049          1.002            3,646
                                                          2010      0.967          1.049            3,652
                                                          2009      0.758          0.967            3,657
                                                          2008      1.253          0.758            3,663
                                                          2007      1.226          1.253            3,668
                                                          2006      1.094          1.226            3,613
                                                          2005      1.063          1.094            3,617
                                                          2004      1.000          1.063               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)......................  2006      1.342          1.323               --
                                                          2005      1.167          1.342           21,166
                                                          2004      1.000          1.167               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (3/02)..  2006      1.340          1.729               --
                                                          2005      1.285          1.340           10,634
                                                          2004      1.000          1.285               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (3/02)................................................  2008      1.224          1.167               --
                                                          2007      1.174          1.224           10,171
                                                          2006      1.036          1.174           10,171
                                                          2005      1.020          1.036           10,171
                                                          2004      1.000          1.020               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02)........................................  2008      0.981          0.596               --
                                                          2007      1.134          0.981               --
                                                          2006      1.123          1.134               --
                                                          2005      1.091          1.123               --
                                                          2004      1.000          1.091               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.195          1.294               --
                                                          2005      1.114          1.195            3,401
                                                          2004      1.000          1.114               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.197          1.329               --
                                                          2005      1.117          1.197               --
                                                          2004      1.000          1.117               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (3/02).............................................  2011      1.296          1.226               --
                                                          2010      1.139          1.296               --
                                                          2009      0.865          1.139               --
                                                          2008      1.551          0.865               --
                                                          2007      1.359          1.551               --
                                                          2006      1.254          1.359               --
                                                          2005      1.105          1.254               --
                                                          2004      1.000          1.105               --

  Fidelity VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)..............................  2011      1.212          1.146               --
                                                          2010      1.056          1.212               --
                                                          2009      0.799          1.056               --
                                                          2008      1.401          0.799               --
                                                          2007      1.349          1.401               --
                                                          2006      1.218          1.349               --
                                                          2005      1.038          1.218               --
                                                          2004      1.000          1.038               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02)................................................  2011      1.724          1.495               --
                                                          2010      1.378          1.724               --
                                                          2009      1.014          1.378               --
                                                          2008      1.725          1.014               --
                                                          2007      1.538          1.725               --
                                                          2006      1.406          1.538               --
                                                          2005      1.224          1.406               --
                                                          2004      1.000          1.224               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.181          1.360               --
                                                          2005      1.098          1.181               --
                                                          2004      1.000          1.098               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      2.437          2.209               --
                                                          2007      1.945          2.437            7,876
                                                          2006      1.561          1.945            7,876
                                                          2005      1.259          1.561            7,876
                                                          2004      1.000          1.259               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/99)............................................  2011      1.338          1.164               --
                                                          2010      1.269          1.338               --
                                                          2009      0.952          1.269            9,241
                                                          2008      1.641          0.952            9,241
                                                          2007      1.461          1.641            9,241
                                                          2006      1.236          1.461            9,241
                                                          2005      1.154          1.236            9,241
                                                          2004      1.000          1.154               --

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (5/02).............................................  2006      1.183          1.402               --
                                                          2005      1.117          1.183               --
                                                          2004      1.000          1.117               --

High Yield Bond Trust
  High Yield Bond Trust (5/04)..........................  2006      1.058          1.078               --
                                                          2005      1.073          1.058               --
                                                          2004      1.000          1.073               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02)................................................  2006      1.117          1.149               --
                                                          2005      1.066          1.117               --
                                                          2004      1.000          1.066               --

  Janus Aspen Global Life Sciences Subaccount (Service
  Shares) (3/02)........................................  2010      1.171          1.183               --
                                                          2009      0.958          1.171               --
                                                          2008      1.387          0.958               --
                                                          2007      1.172          1.387               --
                                                          2006      1.133          1.172               --
                                                          2005      1.036          1.133               --
                                                          2004      1.000          1.036               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02)........................................  2011      1.425          1.520               --
                                                          2010      1.178          1.425               --
                                                          2009      0.772          1.178               --
                                                          2008      1.416          0.772               --
                                                          2007      1.196          1.416               --
                                                          2006      1.140          1.196               --
                                                          2005      1.050          1.140               --
                                                          2004      1.000          1.050               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02)................................................  2008      1.360          1.276               --
                                                          2007      1.278          1.360               --
                                                          2006      1.114          1.278               --
                                                          2005      1.085          1.114               --
                                                          2004      1.000          1.085               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.137          1.263               --
                                                          2005      1.123          1.137               --
                                                          2004      1.000          1.123               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)...........................  2011      1.115          1.111               --
                                                          2010      0.917          1.115               --
                                                          2009      0.700          0.917               --
                                                          2008      1.208          0.700               --
                                                          2007      1.262          1.208               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)......................................  2011      1.128          1.126               --
                                                          2010      1.030          1.128               --
                                                          2009      0.867          1.030               --
                                                          2008      1.260          0.867               --
                                                          2007      1.227          1.260               --

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2011      1.061          0.968              945
                                                          2010      0.935          1.061              947
                                                          2009      0.743          0.935              948
                                                          2008      1.205          0.743            1,705
                                                          2007      1.268          1.205            1,705

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)...........................  2011      0.952          0.920               --
                                                          2010      0.891          0.952               --
                                                          2009      0.643          0.891               --
                                                          2008      1.054          0.643               --
                                                          2007      1.061          1.054               --

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (11/99).....................................  2011      1.049          1.071               --
                                                          2010      0.985          1.049               --
                                                          2009      0.813          0.985               --
                                                          2008      1.298          0.813               --
                                                          2007      1.285          1.298               --
                                                          2006      1.116          1.285               --
                                                          2005      1.077          1.116               --
                                                          2004      1.000          1.077               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99)..........................  2011      1.360          1.342               --
                                                          2010      1.117          1.360               --
                                                          2009      0.804          1.117            8,856
                                                          2008      1.394          0.804            8,856
                                                          2007      1.303          1.394            8,856
                                                          2006      1.187          1.303            8,856
                                                          2005      1.163          1.187            8,856
                                                          2004      1.000          1.163               --

  LMPVET Equity Index Subaccount (Class II) (11/99).....  2009      0.753          0.730               --
                                                          2008      1.238          0.753               --
                                                          2007      1.213          1.238               --
                                                          2006      1.083          1.213               --
                                                          2005      1.067          1.083               --
                                                          2004      1.000          1.067               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04).....................................  2011      1.169          1.137               --
                                                          2010      1.071          1.169               --
                                                          2009      0.896          1.071               --
                                                          2008      1.232          0.896               --
                                                          2007      1.142          1.232               --
                                                          2006      1.090          1.142               --
                                                          2005      1.073          1.090               --
                                                          2004      1.000          1.073               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2011      0.921          0.907               --
                                                          2010      0.867          0.921               --
                                                          2009      0.759          0.867               --
                                                          2008      0.990          0.759               --
                                                          2007      1.004          0.990               --
                                                          2006      0.992          1.004               --
                                                          2005      0.996          0.992               --
                                                          2004      1.000          0.996               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)...........  2007      1.227          1.283               --
                                                          2006      1.068          1.227               --
                                                          2005      1.055          1.068               --
                                                          2004      1.000          1.055               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I) (5/02)...  2007      1.026          1.065               --
                                                          2006      1.012          1.026               --
                                                          2005      0.988          1.012               --
                                                          2004      1.000          0.988               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02)................................................  2007      1.215          1.254               --
                                                          2006      1.125          1.215               --
                                                          2005      1.052          1.125               --
                                                          2004      1.000          1.052               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02)................................................  2007      1.172          1.220               --
                                                          2006      1.072          1.172               --
                                                          2005      1.063          1.072               --
                                                          2004      1.000          1.063               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.258          1.302               --
                                                          2006      1.102          1.258               --
                                                          2005      1.097          1.102               --
                                                          2004      1.000          1.097               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.332          1.462               --
                                                          2006      1.219          1.332            3,255
                                                          2005      1.158          1.219            3,259
                                                          2004      1.000          1.158               --

Managed Assets Trust
  Managed Assets Trust (5/04)...........................  2006      1.080          1.110               --
                                                          2005      1.069          1.080               --
                                                          2004      1.000          1.069               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      1.295          1.244               --
                                                          2007      1.256          1.295               --
                                                          2006      1.329          1.256               --

  MIST BlackRock High Yield Subaccount (Class A) (4/06)
  *.....................................................  2011      1.372          1.370               --
                                                          2010      1.214          1.372               --
                                                          2009      0.846          1.214               --
                                                          2008      1.147          0.846               --
                                                          2007      1.147          1.147            3,336
                                                          2006      1.097          1.147               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.359          1.420               --
                                                          2006      1.293          1.359               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      1.090          1.063            3,138
                                                          2010      0.996          1.090            3,142
                                                          2009      0.859          0.996            3,147
                                                          2008      1.408          0.859            3,152
                                                          2007      1.408          1.408               --

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2011      0.848          0.782               --
                                                          2010      0.750          0.848               --
                                                          2009      0.571          0.750           11,110
                                                          2008      1.003          0.571           11,110
                                                          2007      1.211          1.003           11,110
                                                          2006      1.003          1.211           15,298

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2011      1.364          1.193               --
                                                          2010      1.173          1.364               --
                                                          2009      0.934          1.173               --
                                                          2008      1.284          0.934               --
                                                          2007      1.333          1.284               --
                                                          2006      1.260          1.333               --

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2011      1.455          1.217               --
                                                          2010      1.282          1.455               --
                                                          2009      0.847          1.282               --
                                                          2008      1.469          0.847               --
                                                          2007      1.523          1.469               --
                                                          2006      1.393          1.523               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2011      1.301          1.255               --
                                                          2010      1.057          1.301               --
                                                          2009      0.810          1.057               --
                                                          2008      1.355          0.810               --
                                                          2007      1.251          1.355               --
                                                          2006      1.270          1.251               --

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2011      1.436          1.295                0
                                                          2010      1.346          1.436                0
                                                          2009      0.966          1.346           21,166
                                                          2008      1.708          0.966           21,166
                                                          2007      1.346          1.708           21,166
                                                          2006      1.323          1.346           21,166

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.032          0.951               --
                                                          2010      0.863          1.032               --
                                                          2009      0.649          0.863               --
                                                          2008      1.035          0.649               --
                                                          2008      1.081          1.035               --
                                                          2007      1.230          1.081               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)......................................  2009      0.876          0.863               --
                                                          2008      1.205          0.876               --
                                                          2007      1.165          1.205               --
                                                          2006      1.110          1.165               --

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (4/06)................................................  2011      1.359          1.386               --
                                                          2010      1.234          1.359               --
                                                          2009      0.925          1.234               --
                                                          2008      1.166          0.925               --
                                                          2007      1.121          1.166               --
                                                          2006      1.078          1.121               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2011      0.932          0.873               --
                                                          2010      0.763          0.932               --
                                                          2009      0.620          0.763               --
                                                          2008      1.041          0.620               --
                                                          2007      1.064          1.041            4,074
                                                          2006      1.002          1.064               --

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.703          0.666               --
                                                          2008      1.260          0.703           25,212
                                                          2007      1.158          1.260           25,212
                                                          2006      1.181          1.158           25,212

  MIST MetLife Aggressive Strategy Subaccount (Class B)
  (5/11)................................................  2011      0.949          0.805               --

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2011      1.988          1.572               --
                                                          2010      1.652          1.988               --
                                                          2009      1.005          1.652            7,876
                                                          2008      2.212          1.005            7,876

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.364          1.185               --
                                                          2010      1.259          1.364               --
                                                          2009      0.983          1.259               --
                                                          2008      1.754          0.983               --
                                                          2007      1.683          1.754               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2011      1.221          1.325           11,861
                                                          2010      1.163          1.221           11,884
                                                          2009      1.009          1.163           11,909
                                                          2008      1.111          1.009               --
                                                          2007      1.058          1.111               --

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2011      1.359          1.365            4,321
                                                          2010      1.292          1.359               --
                                                          2009      1.168          1.292               --

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2011      1.154          1.072               --
                                                          2010      1.020          1.154               --
                                                          2009      0.847          1.020               --
                                                          2008      1.296          0.847               --
                                                          2007      1.269          1.296               --
                                                          2006      1.189          1.269               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.131          1.244               --
                                                          2006      1.083          1.131               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2011      1.463          1.475               --
                                                          2010      1.340          1.463               --
                                                          2009      1.035          1.340               --
                                                          2008      1.192          1.035               --
                                                          2007      1.149          1.192               --
                                                          2006      1.118          1.149               --

  MIST RCM Technology Subaccount (Class B) (5/11).......  2011      1.514          1.214               --

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (4/06) *...........................................  2011      0.879          0.821               --
                                                          2010      0.772          0.879               --
                                                          2009      0.671          0.772               --
                                                          2008      1.082          0.671               --
                                                          2007      1.069          1.082               --
                                                          2006      1.001          1.069               --

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2011      0.943          0.835               --
                                                          2010      0.809          0.943               --
                                                          2009      0.657          0.809               --
                                                          2008      0.963          0.657               --
                                                          2007      1.021          0.963               --
                                                          2006      1.003          1.021               --

  MIST Van Kampen Comstock Subaccount (Class B) (5/09)..  2011      1.059          1.015            3,465
                                                          2010      0.947          1.059            3,470
                                                          2009      0.765          0.947            3,476

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      1.103          1.039               --
                                                          2010      0.984          1.103               --
                                                          2009      0.678          0.984               --
                                                          2008      1.285          0.678               --
                                                          2007      1.097          1.285               --
                                                          2006      1.132          1.097               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)................................................  2011      1.129          1.171            2,512
                                                          2010      1.072          1.129            2,515
                                                          2009      1.006          1.072            2,519
                                                          2008      1.071          1.006            2,523
                                                          2007      1.036          1.071               --
                                                          2006      1.005          1.036               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09)................................................  2011      1.077          1.087               --
                                                          2010      1.009          1.077               --
                                                          2009      0.877          1.009               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      0.965          0.855               --
                                                          2010      0.827          0.965               --
                                                          2009      0.662          0.827           26,044

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2011      0.984          0.958            7,674
                                                          2010      1.012          0.984            7,683
                                                          2009      1.036          1.012            7,693
                                                          2008      1.035          1.036           18,119
                                                          2007      1.013          1.035           18,148
                                                          2006      0.998          1.013           18,177

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2011      0.996          0.930               --
                                                          2010      0.914          0.996               --
                                                          2009      0.712          0.914           10,171
                                                          2008      1.162          0.712           10,171

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.620          0.645               --
                                                          2008      1.155          0.620               --
                                                          2007      1.142          1.155               --
                                                          2006      1.136          1.142               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2011      0.943          0.861               --
                                                          2010      0.847          0.943               --
                                                          2009      0.716          0.847               --
                                                          2008      1.206          0.716               --
                                                          2007      1.191          1.206               --
                                                          2006      1.170          1.191               --

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2011      0.882          0.952               --
                                                          2010      0.783          0.882               --
                                                          2009      0.612          0.783               --
                                                          2008      1.057          0.612               --
                                                          2007      1.052          1.057               --
                                                          2006      1.002          1.052               --

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2011      1.111          1.116               --
                                                          2010      1.038          1.111               --
                                                          2009      0.885          1.038               --
                                                          2008      1.063          0.885               --
                                                          2007      1.035          1.063               --
                                                          2006      1.001          1.035               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.057          1.039               --
                                                          2010      0.974          1.057               --
                                                          2009      0.810          0.974               --
                                                          2008      1.061          0.810               --
                                                          2007      1.041          1.061               --
                                                          2006      1.002          1.041               --

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2011      0.999          0.959            3,583
                                                          2010      0.908          0.999            3,588
                                                          2009      0.737          0.908            3,593
                                                          2008      1.062          0.737            3,599
                                                          2007      1.046          1.062               --
                                                          2006      1.002          1.046               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2011      0.939          0.879               --
                                                          2010      0.842          0.939               --
                                                          2009      0.670          0.842               --
                                                          2008      1.062          0.670               --
                                                          2007      1.051          1.062               --
                                                          2006      1.002          1.051               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      1.026          1.015               --
                                                          2010      0.921          1.026               --
                                                          2009      0.755          0.921               --

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      1.126          1.120            3,675
                                                          2010      1.054          1.126            3,681
                                                          2009      0.915          1.054            3,686
                                                          2008      1.211          0.915            3,692
                                                          2007      1.195          1.211            3,697
                                                          2006      1.126          1.195               --

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2011      1.203          1.181               --
                                                          2010      1.110          1.203               --
                                                          2009      0.944          1.110               --
                                                          2008      1.439          0.944               --
                                                          2007      1.374          1.439               --
                                                          2006      1.253          1.374               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2011      0.956          0.852               --
                                                          2010      0.848          0.956               --
                                                          2009      0.623          0.848               --
                                                          2008      1.078          0.623               --
                                                          2007      1.043          1.078            4,345
                                                          2006      0.996          1.043            4,413

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.004          0.964               --
                                                          2010      0.884          1.004               --
                                                          2009      0.635          0.884               --
                                                          2008      1.126          0.635               --
                                                          2007      1.061          1.126               --
                                                          2006      0.998          1.061               --

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2011      1.066          1.052               --
                                                          2010      0.813          1.066               --
                                                          2009      0.603          0.813               --
                                                          2008      0.925          0.603               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)...........................  2007      1.136          1.175               --
                                                          2006      1.078          1.136               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *.........................  2011      1.108          1.139               --
                                                          2010      1.075          1.108               --
                                                          2009      1.057          1.075               --
                                                          2008      1.089          1.057               --
                                                          2007      1.071          1.089               --
                                                          2006      1.043          1.071               --

Money Market Portfolio
  Money Market Subaccount (3/02)........................  2006      0.993          0.998               --
                                                          2005      0.992          0.993           18,207
                                                          2004      1.000          0.992               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04)........................................  2006      1.091          1.296               --
                                                          2005      1.060          1.091               --
                                                          2004      1.000          1.060               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.036          1.053               --
                                                          2006      1.058          1.036            3,156
                                                          2005      1.065          1.058            3,160
                                                          2004      1.000          1.065               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).........................................  2009      1.132          1.165               --
                                                          2008      1.110          1.132               --
                                                          2007      1.049          1.110               --
                                                          2006      1.039          1.049               --
                                                          2005      1.042          1.039               --
                                                          2004      1.000          1.042               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class IB)
  (5/01)................................................  2007      1.569          1.692               --
                                                          2006      1.263          1.569               --
                                                          2005      1.157          1.263               --
                                                          2004      1.000          1.157               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)................................................  2007      1.415          1.505               --
                                                          2006      1.240          1.415               --
                                                          2005      1.190          1.240               --
                                                          2004      1.000          1.190               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (5/01)..  2006      1.113          1.181               --
                                                          2005      1.052          1.113           25,212
                                                          2004      1.000          1.052               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount (3/02)....  2006      1.016          1.078               --
                                                          2005      1.040          1.016               --
                                                          2004      1.000          1.040               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02)................................................  2006      1.221          1.329               --
                                                          2005      1.116          1.221               --
                                                          2004      1.000          1.116               --

  Travelers Equity Income Subaccount (11/99)............  2006      1.118          1.170               --
                                                          2005      1.100          1.118               --
                                                          2004      1.000          1.100               --

  Travelers Federated High Yield Subaccount (3/02)......  2006      1.074          1.097               --
                                                          2005      1.076          1.074               --
                                                          2004      1.000          1.076               --

  Travelers Federated Stock Subaccount (3/02)...........  2006      1.104          1.138               --
                                                          2005      1.077          1.104               --
                                                          2004      1.000          1.077               --

  Travelers Large Cap Subaccount (11/99)................  2006      1.106          1.136               --
                                                          2005      1.046          1.106               --
                                                          2004      1.000          1.046               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05).....................................  2006      1.102          1.167               --
                                                          2005      1.000          1.102               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.014          1.013               --
                                                          2005      1.000          1.014               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05).....................................  2006      1.047          1.081               --
                                                          2005      1.000          1.047               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.080          1.122               --
                                                          2005      1.000          1.080               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)........................  2006      1.025          1.041               --
                                                          2005      1.000          1.025               --

  Travelers Mercury Large Cap Core Subaccount (11/99)...  2006      1.223          1.293               --
                                                          2005      1.122          1.223               --
                                                          2004      1.000          1.122               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02).....  2006      1.074          1.132               --
                                                          2005      1.071          1.074               --
                                                          2004      1.000          1.071               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)......  2006      1.095          1.126               --
                                                          2005      1.093          1.095               --
                                                          2004      1.000          1.093               --

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.164          1.253               --
                                                          2005      1.124          1.164               --
                                                          2004      1.000          1.124               --

  Travelers Mondrian International Stock Subaccount
  (3/02)................................................  2006      1.217          1.393               --
                                                          2005      1.143          1.217               --
                                                          2004      1.000          1.143               --

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.125          1.189               --
                                                          2005      1.091          1.125               --
                                                          2004      1.000          1.091               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05).....  2006      1.033          1.083               --
                                                          2005      1.000          1.033               --

  Travelers Pioneer Strategic Income Subaccount (5/04)..  2006      1.111          1.118               --
                                                          2005      1.101          1.111               --
                                                          2004      1.000          1.101               --

  Travelers Quality Bond Subaccount (3/02)..............  2006      1.018          1.005               --
                                                          2005      1.029          1.018               --
                                                          2004      1.000          1.029               --

  Travelers Strategic Equity Subaccount (11/99).........  2006      1.087          1.130               --
                                                          2005      1.095          1.087               --
                                                          2004      1.000          1.095               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.107          1.270               --
                                                          2005      1.000          1.107               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.103          1.260               --
                                                          2005      1.000          1.103               --

  Travelers U.S. Government Securities Subaccount
  (5/04)................................................  2006      1.086          1.043               --
                                                          2005      1.070          1.086               --
                                                          2004      1.000          1.070               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II) (3/02)..  2009      0.766          0.740               --
                                                          2008      1.226          0.766            3,481
                                                          2007      1.291          1.226            3,486
                                                          2006      1.143          1.291            3,422
                                                          2005      1.129          1.143            3,427
                                                          2004      1.000          1.129               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02)................................................  2009      0.684          0.698               --
                                                          2008      1.235          0.684               --
                                                          2007      1.129          1.235               --
                                                          2006      1.087          1.129               --
                                                          2005      1.035          1.087               --
                                                          2004      1.000          1.035               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a funding option.

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                                   APPENDIX B

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                                THE FIXED ACCOUNT

We have modified the first paragraph in the "TRANSFERS" section as follows:

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) It is important to note that due to the 15% transfer allowance restriction, it could take 10 years or more to fully transfer your balance from the Fixed Account to the destination Variable Funding Option(s). This is because each successive withdrawal would be based on 15% of a decreasing Contract Value in the Fixed Account, resulting in smaller withdrawal amounts and an extended withdrawal period. When deciding to invest in the Fixed Account, it is important to consider whether this 15% transfer allowance restriction fits your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.


                                       B-1

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                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 30, 2012 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.

Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-04-08-81-82-83


                                       C-1